Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Loomis Sayles Funds Prospectus and Statement of
Additional Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund

Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund

Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Institutional High Income Fund
Effective immediately, the following disclosure under the sub‑section “more information about investment strategies” in the section “Portfolio Holdings” within the Fund’s Prospectus is hereby amended and restated as follows:
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.
A “snapshot” of each Fund’s investments may be found in each Fund’s filing on Form N‑CSR. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, (60 calendar days for Loomis Sayles Small Cap Value Fund) is available on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail” then “Holdings”, then “View Holdings”). These holdings will remain accessible on the website at least until the Fund files its Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of the Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail”, then “Holdings”, then “View Holdings” (click fund name)).
Supplement dated May 1, 2025 to the Natixis Funds Prospectus and Statement of Additional
Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Growth Fund
Effective immediately, the following disclosure within “Portfolio Holdings” of “More About Goals and Strategies” sub‑section within the “Investment Goals, Strategies and Risks” section within the Fund’s Prospectus is hereby amended and restated as follows:
A description of each Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.
A “snapshot” of each Fund’s investments may be found in its filing on Form N‑CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, is available on the Funds’ website at www.im.natixis.com/us/fund-documents (in the “Holdings” column, select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Funds’ website at www.im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).

Loomis Sayles Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Loomis Sayles Funds Prospectus and Statement of
Additional Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund

Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund

Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Institutional High Income Fund
Effective immediately, the following disclosure under the sub‑section “more information about investment strategies” in the section “Portfolio Holdings” within the Fund’s Prospectus is hereby amended and restated as follows:
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.
A “snapshot” of each Fund’s investments may be found in each Fund’s filing on Form N‑CSR. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, (60 calendar days for Loomis Sayles Small Cap Value Fund) is available on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail” then “Holdings”, then “View Holdings”). These holdings will remain accessible on the website at least until the Fund files its Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of the Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail”, then “Holdings”, then “View Holdings” (click fund name)).

Loomis Sayles Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Loomis Sayles Funds Prospectus and Statement of
Additional Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund

Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund

Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Institutional High Income Fund
Effective immediately, the following disclosure under the sub‑section “more information about investment strategies” in the section “Portfolio Holdings” within the Fund’s Prospectus is hereby amended and restated as follows:
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.
A “snapshot” of each Fund’s investments may be found in each Fund’s filing on Form N‑CSR. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, (60 calendar days for Loomis Sayles Small Cap Value Fund) is available on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail” then “Holdings”, then “View Holdings”). These holdings will remain accessible on the website at least until the Fund files its Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of the Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail”, then “Holdings”, then “View Holdings” (click fund name)).

Loomis Sayles Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Natixis Funds Prospectus and Statement of Additional
Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Growth Fund
Effective immediately, the following disclosure within “Portfolio Holdings” of “More About Goals and Strategies” sub‑section within the “Investment Goals, Strategies and Risks” section within the Fund’s Prospectus is hereby amended and restated as follows:
A description of each Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.
A “snapshot” of each Fund’s investments may be found in its filing on Form N‑CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, is available on the Funds’ website at www.im.natixis.com/us/fund-documents (in the “Holdings” column, select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Funds’ website at www.im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).

Loomis Sayles Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Natixis Funds Prospectus and Statement of Additional
Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Growth Fund
Effective immediately, the following disclosure within “Portfolio Holdings” of “More About Goals and Strategies” sub‑section within the “Investment Goals, Strategies and Risks” section within the Fund’s Prospectus is hereby amended and restated as follows:
A description of each Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.
A “snapshot” of each Fund’s investments may be found in its filing on Form N‑CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, is available on the Funds’ website at www.im.natixis.com/us/fund-documents (in the “Holdings” column, select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Funds’ website at www.im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).

Loomis Sayles Limited Term Government and Agency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2025 to the Natixis Funds Prospectus and Statement of Additional
Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Growth Fund
Effective immediately, the following disclosure within “Portfolio Holdings” of “More About Goals and Strategies” sub‑section within the “Investment Goals, Strategies and Risks” section within the Fund’s Prospectus is hereby amended and restated as follows:
A description of each Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.
A “snapshot” of each Fund’s investments may be found in its filing on Form N‑CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, is available on the Funds’ website at www.im.natixis.com/us/fund-documents (in the “Holdings” column, select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Funds’ website at www.im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).